Leases - Summary of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 209	$ 784
2025	740	733
2026	545	545
2027	432	432
2028	366	366
Thereafter	14	14
Total	2,306	2,874
Less: imputed interest	(344)	514
Present value of net future minimum lease payments	1,962	2,360
Less: short-term operating lease liabilities	(655)	569
Long-term operating lease liabilities	$ 1,307	$ 1,791	$ 781